Equity - Employee option and share plan transactions (Detail) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Equity [Line Items]
Purchase of treasury shares	€ 130	€ 621	€ 514
Treasury shares for share-based payments [Member]
Equity [Line Items]
Shares in treasury, at the start of the period	5,268,467	7,871,452
Shares acquired	5,351,411	5,497,675	8,226,101
Average market price	€ 33.81	€ 34.25	€ 32.59
Purchase of treasury shares	€ 181	€ 188	€ 268
Shares delivered	4,695,170	8,100,660	10,453,020
Average price (FIFO)	€ 34.35	€ 32.87	€ 32.66
Cost of delivered shares	€ 161	€ 266	€ 341
Cost of treasury shares for employee options	€ 199	€ 180	€ 258
Shares in treasury, at the end of the period	5,924,708	5,268,467	7,871,452